SCHEDULE OF AMORTIZATION EXPENSE OF ACQUIRED INTANGIBLES ASSETS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022 (remainder of year)	$ 1,823,253
2023	2,064,243	$ 1,725,031
2024	1,771,983	1,586,574
2025	1,325,184	1,217,290
2026	1,064,552	853,046
2026		604,639
Thereafter	3,846,008	1,092,320
Total	$ 11,895,223	$ 7,078,900	$ 5,982,434